PENSION LIABILITIES, NET (Schedule Of Assumptions Used) (Details)	Dec. 31, 2022	Dec. 31, 2021
Liability, Defined Benefit Plan [Abstract]
Discount rate	3.00%	1.90%
Rate of compensation increase	3.50%	2.75%